                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                                Amendment No.

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2004
                                                --------------

Check here if Amendment [ ]; Amendment Number:
                                              ------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number:  28-
                          -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Staley, IV
         --------------------------------
Title:   President
         --------------------------------
Phone:   412 394-1292
         --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley, IV     Pittsburgh, PA                May 14, 2004
----------------------     --------------------------    -----------------
[Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-
        -----------                 -------------------------------
     [Repeat as necessary.]

     None

                             Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                      0
                                             ------------------

Form 13F Information Table Entry Total:                57
                                             ------------------

Form 13F Information Table Value Total:          $143,110
                                             ------------------
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.      Form 13F File Number       Name

         28-
-----       -------------           ---------------------------------

[Repeat as necessary.]

                         STALEY CAPITAL ADVISERS, INC.
                                    FORM 13F
                                 MARCH 31, 2004


                                                                                                               VOTING AUTHORITY
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER     --------------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANCE CAP. LP               COM              01855A101      423    11500 SH       SOLE                    11500
ALTRIA GROUP INC.              COM              02209S103     2145    39400 SH       SOLE                    39400
AMPHENOL CORP NEW - CL A       COM              032095101    11286   380000 SH       SOLE                   380000
ANDRX CORP.                    COM              034553107      272    10000 SH       SOLE                    10000
AON CORP.                      COM              037389103     3268   117100 SH       SOLE                   117100
BELLSOUTH CORP.                COM              079860102      229     8262 SH       SOLE                     8262
BERKSHIRE HATHAWAY B           COM              084670207     1982      637 SH       SOLE                      637
CATALYTICA ENERGY SYSTEMS      COM              148884109       43    12000 SH       SOLE                    12000
CENDANT CORP                   COM              151313103    16354   670510 SH       SOLE                   670510
CHEVRONTEXACO                  COM              166764100      553     6300 SH       SOLE                     6300
CITIGROUP, INC.                COM              172967101      300     5809 SH       SOLE                     5809
CONSECO INC                    COM              208464883     5620   242650 SH       SOLE                   242650
DECISIONONE CORP NEW           COM              243457108      740    74013 SH       SOLE                    74013
EXXON MOBIL                    COM              30231G102      300     7223 SH       SOLE                     7223
FIRST HORIZON NATIONAL CORP.   COM              320517105      358     7500 SH       SOLE                     7500
FISHER SCIENTIFIC              COM              338032204    12670   230200 SH       SOLE                   230200
FLEETBOSTON FIN.               COM              339030108      673    15000 SH       SOLE                    15000
GENERAL ELECTRIC               COM              369604103      640    20956 SH       SOLE                    20956
HEARTLAND TECHNOLOGIES         COM              421979105        0    20000 SH       SOLE                    20000
HEINZ H.J. CO.                 COM              423074103     1521    40800 SH       SOLE                    40800
HONEYWELL INTL.                COM              438516106      274     8100 SH       SOLE                     8100
J.P. MORGAN CHASE              COM              46625H100     1773    42267 SH       SOLE                    42267
KINDER MORGAN ENERGY PRTNRS. L COM              494550106      767    17000 SH       SOLE                    17000
KRAFT FOODS                    COM              50075N104     3788   118350 SH       SOLE                   118350
LIBERTY MEDIA                  COM              530718105     8845   807803 SH       SOLE                   807803
MERCK & CO. INC.               COM              589331107     2070    46850 SH       SOLE                    46850
MERITOR SAVINGS BANK-PA        COM              590007100     1221   326850 SH       SOLE                   326850
METROMEDIA INTL.               COM              591695101     1021  2959100 SH       SOLE                  2959100
NEWELLRUBBERMAID               COM              651229106     7646   329550 SH       SOLE                   329550
NEXTWAVE TELECOM INC-CL B      COM              65332M103     5734  1220000 SH       SOLE                  1220000
PFIZER                         COM              717081103      239     6807 SH       SOLE                     6807
PHARMACEUTICAL HOLDRs TRUST    COM              71712A206     2971    38900 SH       SOLE                    38900
PLAYTEX PROD.                  COM              72813P100     5584   808100 SH       SOLE                   808100
PNC BANK CORP.                 COM              693475105      250     4514 SH       SOLE                     4514
POLYMER GROUP                  COM              731745204      917    67916 SH       SOLE                    67916
POLYMER GROUP B                COM              731745303      143    10345 SH       SOLE                    10345
POLYMER GROUP ESCROW RECEIPT   COM              731745972        0  1301500 SH       SOLE                  1301500
PRIMEDIA INC                   COM              74157K101     3811  1411500 SH       SOLE                  1411500
PROCURENET INC RSTD            COM              8357627         66   438515 SH       SOLE                   438515
ROYAL DUTCH PETROLEUM          COM              780257804     1382    29050 SH       SOLE                    29050
SBC COMM. INC.                 COM              78387G103      222     9058 SH       SOLE                     9058
SCHERING-PLOUGH                COM              806605101     1349    83173 SH       SOLE                    83173
STANLEY WORKS                  COM              854616109      986    23100 SH       SOLE                    23100
VERIZON COMM.                  COM              92343V104     1198    32791 SH       SOLE                    32791
WASTE MGMT.                    COM              94106L109    13236   438554 SH       SOLE                   438554
WILLIAMS COS                   COM              969457100      445    46540 SH       SOLE                    46540
UTILITIES SELECT SECTOR SPDR   MUTUAL           81369Y886     2048 84200.00 SH       SOLE                 84200.00
iSHARES DIVIDEND               MUTUAL           464287168      957 17300.00 SH       SOLE                 17300.00
iSHARES RUSSELL 1000 GROWTH    MUTUAL           464287614    11740 249250.00SH       SOLE                249250.00
iSHARES S&P 500/BARRA VALUE    MUTUAL           464287408      285  5000.00 SH       SOLE                  5000.00
BLACKROCK INV. QUALITY TERM 20 BOND             09247J102      202 20700.00 SH       SOLE                 20700.00
MFS INTERMED. INCOME TRUST     BOND             55273C107     1284 184694.75SH       SOLE                184694.75
NATIONS GOVT. TERM 2004        BOND             638584102      322 32200.00 SH       SOLE                 32200.00
PUTNAM MASTER INTERM. INCOME   BOND             746909100       89 12900.00 SH       SOLE                 12900.00
TEMPLETON EMERG. INCOME        BOND             880192109      412 29500.00 SH       SOLE                 29500.00
BLACKROCK MUNI TARGET TRUST    TAX-FREE         09247M105      111    10000 SH       SOLE                    10000
NUVEEN PA. PREMIUM INCOME      TAX-FREE         67061F101      344    21582 SH       SOLE                    21582